6. SHAREHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Warrant activity
	Number of Shares	Average Exercise Price	If Exercised	Expiration Date
Granted - Praesidian	1,293,022	$0.025	$32,326	-
Cancellation - Praesidian	(1,293,022)	$0.025	(32,326)	-
Granted - Goldman Sachs	1,673,559	$0.269	449,518	December 31, 2023
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding, December 31, 2015	1,673,559	$-	$449,518	-
Warrants exercisable at December 31, 2015	1,673,559

Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding, March 31, 2016	1,673,559	$-	$449,518.00
Warrants exercisable at March 31, 2016	1,673,559

	Number of Shares	Average Exercise Price	If Exercised	Expiration Date
Outstanding, January 1, 2014	-	$-	$-	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding, December 31, 2014	-	$-	$-

Granted - Praesidian	1,293,022	$0.025	$32,326	-
Forfeited/Cancellation - Praesidian	(1,293,022)	$0.025	(32,326)	-
Granted - Goldman Sachs	1,673,559	$0.269	449,518	December 31, 2023
Forfeited/Cancellation - Goldman Sachs	-	-	-	-
Exercised	-	-	-	-
Outstanding, December 31, 2015	1,673,559	$-	$449,518	-
Warrants exercisable at December 31, 2015	1,673,559